Intangible Assets (Tables)	6 Months Ended
Jul. 31, 2025
Intangible Assets
Schedule of intangible assets

	July 31,	January 31,
	2025	2025
Cost
Customer agreements and relationships	394,649	354,049
Existing technology	510,959	466,832
Trade names	12,784	12,142
Non-compete covenants	16,878	16,483
	935,270	849,506
Accumulated amortization
Customer agreements and relationships	209,177	189,908
Existing technology	352,504	316,506
Trade names	9,659	8,889
Non-compete covenants	13,932	12,933
	585,272	528,236
Net	349,998	321,270